Report of Directors Financial Review Risk Report - Own funds (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Common equity tier 1 capital: instruments and reserves
Capital instruments and the related share premium accounts	$ 22,378	$ 22,964
Retained earnings	138,959	135,614
Accumulated other comprehensive income (and other reserves)	(8,410)	(7,195)
Minority interests (amount allowed in consolidated CET1)	3,960	3,917
Independently reviewed net profits net of any foreseeable charge or dividend	7,184	10,568
Common equity tier 1 capital before regulatory adjustments	164,071	165,868
Common equity tier 1 capital: regulatory adjustments [Abstract]
Total regulatory adjustments to common equity tier 1	(39,160)	(39,367)
Common equity tier 1 capital	124,911	126,501
Additional tier 1 capital before regulatory adjustments	19,286	17,732
Total regulatory adjustments to additional tier 1 capital	(70)	(70)
Additional tier 1 capital	19,216	17,662
Tier 1 capital	144,127	144,163
Tier 2 capital before regulatory adjustments	29,334	28,148
Total regulatory adjustments to tier 2 capital	(1,075)	(1,107)
Tier 2 capital	28,259	27,041
Total capital	$ 172,386	$ 171,204